UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21921
Oppenheimer Transition 2015 Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: February 28
Date of reporting period: 08/31/2009

Item 1. Reports to Stockholders.

August 31, 2009

Oppenheimer

Transition 2015 Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

August 31, 2009 Oppenheimer Management Transition 2015 Commentaries and Fund Semiannual Report MANAGEMENT C O M M E N TA R I E S An Interview with Your Fund’s Managers S E M I A N N U A L R E P O RT Listing of Top Holdings Listing of Investments Financial Statements

TOP HOLDINGS AND ALLOCATIONS
Asset Class Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2009, and are based on the total market value of investments.
12 | OPPENHEIMER TRANSITION 2015 FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 12/15/06. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 12/15/06. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 12/15/06. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 12/15/06. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
13 | OPPENHEIMER TRANSITION 2015 FUND

NOTES
Class Y shares of the Fund were first publicly offered on 12/15/06. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
14 | OPPENHEIMER TRANSITION 2015 FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended August 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement
15 | OPPENHEIMER TRANSITION 2015 FUND

FUND EXPENSES Continued
of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	March 1, 2009	August 31, 2009	August 31, 2009

Actual
Class A	$1,000.00	$1,359.80	$4.29
Class B	1,000.00	1,352.30	9.10
Class C	1,000.00	1,354.90	9.23
Class N	1,000.00	1,357.30	5.78
Class Y	1,000.00	1,363.50	1.37

Hypothetical (5% return before expenses)
Class A	1,000.00	1,021.58	3.68
Class B	1,000.00	1,017.49	7.81
Class C	1,000.00	1,017.39	7.91
Class N	1,000.00	1,020.32	4.95
Class Y	1,000.00	1,024.05	1.17
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended August 31, 2009 are as follows:

Class	Expense Ratios

Class A	0.72%
Class B	1.53
Class C	1.55
Class N	0.97
Class Y	0.23
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
16 | OPPENHEIMER TRANSITION 2015 FUND

STATEMENT OF INVESTMENTS August 31, 2009 / Unaudited

	Shares	Value

Investment Companies—100.1%[1]
Alternative Investment Fund—4.4%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	455,657	$1,444,435
Fixed Income Funds—27.6%
Oppenheimer Core Bond Fund, Cl. Y	879,540	5,259,646
Oppenheimer International Bond Fund, Cl. Y	152,029	959,300
Oppenheimer Limited-Term Government Fund, Cl. Y	321,099	2,931,631

		9,150,577
Global Equity Funds—13.3%
Oppenheimer International Growth Fund, Cl. Y	148,825	3,375,344
Oppenheimer Quest International Value Fund, Inc., Cl. Y	70,974	1,043,313

		4,418,657
Money Market Fund—0.6%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.33%[2]	203,679	203,679
U.S. Equity Funds—54.2%
Oppenheimer Capital Appreciation Fund, Cl. Y3	70,826	2,607,118
Oppenheimer Discovery Fund, Cl. Y	62,803	2,535,375
Oppenheimer Main Street Fund, Cl. Y	124,296	3,265,247
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y	108,757	2,720,002
Oppenheimer Value Fund, Cl. Y	364,609	6,807,243

		17,934,985

Total Investments, at Value (Cost $34,287,772)	100.1%	33,152,333
Liabilities in Excess of Other Assets	(0.1)	(47,585)

Net Assets	100.0%	$33,104,748

Footnotes to Statement of Investments

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares					Shares
	February 28,	Gross		Gross		August 31,
	2009	Additions		Reductions		2009

Oppenheimer Capital Appreciation Fund, Cl. Y	57,972	19,840		6,986		70,826
Oppenheimer Commodity Strategy
Total Return Fund, Cl. Y	271,466	218,207		34,016		455,657
Oppenheimer Core Bond Fund, Cl. Y	668,176	271,887		60,523		879,540
Oppenheimer Discovery Fund, Cl. Y	—	64,191	[a]	1,388		62,803
Oppenheimer Institutional Money Market Fund, Cl. E	193,382	8,187,644		8,177,347		203,679
Oppenheimer International Bond Fund, Cl. Y	153,034	44,348		45,353		152,029
Oppenheimer International Growth Fund, Cl. Y	125,849	41,968		18,992		148,825
Oppenheimer Limited-Term Government Fund, Cl. Y	—	348,511		27,412		321,099
Oppenheimer Main Street Fund, Cl. Y	103,509	35,094		14,307		124,296
Oppenheimer MidCap Fund, Cl. Y	152,926	52,788		205,714	[a]	—
Oppenheimer Quest International Value Fund, Inc., Cl. Y	61,519	21,049		11,594		70,974
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y	157,690	49,105		98,038		108,757
Oppenheimer Value Fund, Cl. Y	293,627	104,552		33,570		364,609

a.	All or a portion is the result of a corporate action.
F1 | OPPENHEIMER TRANSITION 2015 FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

			Realized
	Value	Income	Gain (Loss)

Oppenheimer Capital Appreciation Fund, Cl. Y	$2,607,118	$—	$(109,158)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	1,444,435	—	(189,226)
Oppenheimer Core Bond Fund, Cl. Y	5,259,646	155,556	(240,631)
Oppenheimer Discovery Fund, Cl. Y	2,535,375	—	(35,749)
Oppenheimer Institutional Money Market Fund, Cl. E	203,679	725	—
Oppenheimer International Bond Fund, Cl. Y	959,300	20,746	(36,409)
Oppenheimer International Growth Fund, Cl. Y	3,375,344	—	(180,079)
Oppenheimer Limited-Term Government Fund, Cl. Y	2,931,631	28,863	414
Oppenheimer Main Street Fund, Cl. Y	3,265,247	—	(173,274)
Oppenheimer MidCap Fund, Cl. Y	—	—	(87,848)
Oppenheimer Quest International Value Fund, Inc., Cl. Y	1,043,313	—	6,187
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y	2,720,002	—	(1,044,365)
Oppenheimer Value Fund, Cl. Y	6,807,243	—	(309,600)

	$33,152,333	$205,890	$(2,399,738)

2. Rate shown is the 7-day yield as of August 31, 2009.
3. Non-income producing security.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of August 31, 2009 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$33,152,333	$—	$—	$33,152,333

Total Assets	$33,152,333	$—	$—	$33,152,333

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F2 | OPPENHEIMER TRANSITION 2015 FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
August 31, 2009

Assets
Investments, at value—affiliated companies (cost $34,287,772)—see accompanying statement of investments	$33,152,333
Receivables and other assets:
Shares of beneficial interest sold	112,825
Dividends	40,849
Other	4,219

Total assets	33,310,226

Liabilities
Bank overdraft	46,904
Payables and other liabilities:
Investments purchased	107,773
Legal, auditing and other professional fees	22,012
Distribution and service plan fees	12,464
Shareholder communications	7,859
Transfer and shareholder servicing agent fees	6,736
Trustees’ compensation	597
Other	1,133

Total liabilities	205,478

Net Assets	$33,104,748

Composition of Net Assets
Par value of shares of beneficial interest	$4,735
Additional paid-in capital	39,558,916
Accumulated net investment income	233,651
Accumulated net realized loss on investments	(5,557,115)
Net unrealized depreciation on investments	(1,135,439)

Net Assets	$33,104,748

F3 | OPPENHEIMER TRANSITION 2015 FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $16,843,167 and 2,396,182 shares of beneficial interest outstanding)	$7.03
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$7.46

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,372,982 and 343,286 shares of beneficial interest outstanding)	$6.91

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $5,519,701 and 799,275 shares of beneficial interest outstanding)	$6.91

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $8,081,193 and 1,155,661 shares of beneficial interest outstanding)	$6.99

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $287,705 and 40,576 shares of beneficial interest outstanding)	$7.09
See accompanying Notes to Financial Statements.
F4 | OPPENHEIMER TRANSITION 2015 FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended August 31, 2009

Investment Income
Dividends from affiliated companies	$205,890
Interest	47

Total investment income	205,937

Expenses
Distribution and service plan fees:
Class A	16,042
Class B	9,819
Class C	24,693
Class N	14,468
Transfer and shareholder servicing agent fees:
Class A	18,766
Class B	3,307
Class C	10,609
Class N	9,926
Class Y	119
Shareholder communications:
Class A	4,571
Class B	1,120
Class C	2,104
Class N	813
Class Y	17
Legal, auditing and other professional fees	13,126
Trustees’ compensation	375
Custodian fees and expenses	107
Other	4,981

Total expenses	134,963
Less reduction to custodian expenses	(8)
Less waivers and reimbursements of expenses	(4,363)

Net expenses	130,592

Net Investment Income	75,345

Realized and Unrealized Gain (Loss)
Net realized loss on investments from affiliated companies	(2,399,738)
Net change in unrealized depreciation on investments	9,932,559

Net Increase in Net Assets Resulting from Operations	$7,608,166

See accompanying Notes to Financial Statements.
F5 | OPPENHEIMER TRANSITION 2015 FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	August 31, 2009	February 28,
	(Unaudited)	2009

Operations
Net investment income	$75,345	$154,680
Net realized loss	(2,399,738)	(3,095,884)
Net change in unrealized depreciation	9,932,559	(9,930,597)

Net increase (decrease) in net assets resulting from operations	7,608,166	(12,871,801)

Dividends and/or Distributions to Shareholders
Distributions from net realized gain:
Class A	—	(79,101)
Class B	—	(13,381)
Class C	—	(29,471)
Class N	—	(32,753)
Class Y	—	(831)

	—	(155,537)

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class A	3,595,512	8,710,658
Class B	268,513	1,415,717
Class C	150,076	4,004,393
Class N	2,412,595	5,356,459
Class Y	57,509	64,756

	6,484,205	19,551,983

Net Assets
Total increase	14,092,371	6,524,645
Beginning of period	19,012,377	12,487,732

End of period (including accumulated net investment income of $233,651 and $158,306, respectively)	$33,104,748	$19,012,377

See accompanying Notes to Financial Statements.
F6 | OPPENHEIMER TRANSITION 2015 FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended			Year Ended
	August 31, 2009	February 28,	February 29,	February 28,
Class A	(Unaudited)	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$5.17	$9.70	$10.18	$10.00

Income (loss) from investment operations:
Net investment income[2]	.03	.08	.15	.01
Net realized and unrealized gain (loss)	1.83	(4.56)	(.34)	.17

Total from investment operations	1.86	(4.48)	(.19)	.18

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(.29)	—
Distributions from net realized gain	—	(.05)	—	—

Total dividends and/or distributions to shareholders	—	(.05)	(.29)	—

Net asset value, end of period	$7.03	$5.17	$9.70	$10.18

Total Return, at Net Asset Value[3]	35.98%	(46.29)%	(2.12)%	1.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,843	$9,344	$7,533	$2,177

Average net assets (in thousands)	$13,340	$10,329	$5,227	$1,362

Ratios to average net assets:[4]
Net investment income	0.84%	1.01%	1.45%	0.25%
Total expenses[5]	0.73%	0.74%	1.03%	6.99%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.72%	0.73%	0.83%	0.87%

Portfolio turnover rate	19%	38%	24%	0%

1.	For the period from December 15, 2006 (commencement of operations) to February 28, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all affiliated fund expenses were as follows:

Six Months Ended August 31, 2009	1.38%
Year Ended February 28, 2009	1.38%
Year Ended February 29, 2008	1.66%
Period Ended February 28, 2007	7.62%
6.	The fiscal 2007 total expenses ratio is higher due to the Fund’s limited operating history at February 28, 2007.
See accompanying Notes to Financial Statements.
F7 | OPPENHEIMER TRANSITION 2015 FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended			Year Ended
	August 31, 2009	February 28,	February 29,	February 28,
Class B	(Unaudited)	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$5.11	$9.66	$10.17	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	— [3]	— [3]	.10	(.01)
Net realized and unrealized gain (loss)	1.80	(4.50)	(.38)	.18

Total from investment operations	1.80	(4.50)	(.28)	.17

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(.23)	—
Distributions from net realized gain	—	(.05)	—	—

Total dividends and/or distributions to shareholders	—	(.05)	(.23)	—

Net asset value, end of period	$6.91	$5.11	$9.66	$10.17

Total Return, at Net Asset Value[4]	35.23%	(46.69)%	(2.92)%	1.70%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,373	$1,539	$1,263	$139

Average net assets (in thousands)	$1,952	$1,825	$623	$20

Ratios to average net assets:[5]
Net investment income (loss)	0.03%	0.06%	0.95%	(0.57)%
Total expenses[6]	1.59%	1.56%	2.49%	52.30%[7]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.53%	1.55%	1.62%	1.55%

Portfolio turnover rate	19%	38%	24%	0%

1.	For the period from December 15, 2006 (commencement of operations) to February 28, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including all affiliated fund expenses were as follows:

Six Months Ended August 31, 2009	2.24%
Year Ended February 28, 2009	2.20%
Year Ended February 29, 2008	3.12%
Period Ended February 28, 2007	52.93%
7.	The fiscal 2007 total expenses ratio is higher due to the Fund’s limited operating history at February 28, 2007.
See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER TRANSITION 2015 FUND

	Six Months
	Ended			Year Ended
	August 31, 2009	February 28,	February 29,	February 28,
Class C	(Unaudited)	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$5.10	$9.65	$10.17	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	— [3]	.03	.17	(.01)
Net realized and unrealized gain (loss)	1.81	(4.53)	(.44)	.18

Total from investment operations	1.81	(4.50)	(.27)	.17

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(.25)	—
Distributions from net realized gain	—	(.05)	—	—

Total dividends and/or distributions to shareholders	—	(.05)	(.25)	—

Net asset value, end of period	$6.91	$5.10	$9.65	$10.17

Total Return, at Net Asset Value[4]	35.49%	(46.74)%	(2.88)%	1.70%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,520	$3,946	$1,994	$99

Average net assets (in thousands)	$4,907	$3,006	$862	$60

Ratios to average net assets:[5]
Net investment income (loss)	0.01%	0.34%	1.67%	(0.65)%
Total expenses[6]	1.66%	1.73%	2.03%	17.07%[7]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.55%	1.61%	1.52%	1.62%

Portfolio turnover rate	19%	38%	24%	0%

1.	For the period from December 15, 2006 (commencement of operations) to February 28, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including all affiliated fund expenses were as follows:

Six Months Ended August 31, 2009	2.31%
Year Ended February 28, 2009	2.37%
Year Ended February 29, 2008	2.66%
Period Ended February 28, 2007	17.70%

7.	The fiscal 2007 total expenses ratio is higher due to the Fund’s limited operating history at February 28, 2007.
See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER TRANSITION 2015 FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended			Year Ended
	August 31, 2009	February 28,	February 29,	February 28,
Class N	(Unaudited)	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$5.15	$9.68	$10.18	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	.02	.08	.20	— [3]
Net realized and unrealized gain (loss)	1.82	(4.56)	(.44)	.18

Total from investment operations	1.84	(4.48)	(.24)	.18

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(.26)	—
Distributions from net realized gain	—	(.05)	—	—

Total dividends and/or distributions to shareholders	—	(.05)	(.26)	—

Net asset value, end of period	$6.99	$5.15	$9.68	$10.18

Total Return, at Net Asset Value[4]	35.73%	(46.38)%	(2.52)%	1.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,081	$4,020	$1,510	$19

Average net assets (in thousands)	$5,762	$3,491	$783	$5

Ratios to average net assets:[5]
Net investment income	0.59%	1.09%	1.95%	0.02%
Total expenses[6]	1.01%	1.10%	1.16%	42.59%[7]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.97%	1.07%	1.09%	1.12%

Portfolio turnover rate	19%	38%	24%	0%

1.	For the period from December 15, 2006 (commencement of operations) to February 28, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including all affiliated fund expenses were as follows:

Six Months Ended August 31, 2009	1.66%
Year Ended February 28, 2009	1.74%
Year Ended February 29, 2008	1.79%
Period Ended February 28, 2007	43.22%

7.	The fiscal 2007 total expenses ratio is higher due to the Fund’s limited operating history at February 28, 2007.
See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER TRANSITION 2015 FUND

	Six Months
	Ended			Year Ended
	August 31, 2009	February 28,	February 29,	February 28,
Class Y	(Unaudited)	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$5.20	$9.72	$10.19	$10.00

Income (loss) from investment operations:
Net investment income[2]	.04	.07	.22	.01
Net realized and unrealized gain (loss)	1.85	(4.54)	(.40)	.18

Total from investment operations	1.89	(4.47)	(.18)	.19

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(.29)	—
Distributions from net realized gain	—	(.05)	—	—

Total dividends and/or distributions to shareholders	—	(.05)	(.29)	—

Net asset value, end of period	$7.09	$5.20	$9.72	$10.19

Total Return, at Net Asset Value[3]	36.35%	(46.09)%	(2.02)%	1.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$288	$163	$188	$1

Average net assets (in thousands)	$230	$165	$74	$1

Ratios to average net assets:[4]
Net investment income	1.32%	0.91%	2.08%	0.48%
Total expenses[5]	0.26%	0.32%	0.75%	110.56%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.23%	0.32%	0.61%	0.55%

Portfolio turnover rate	19%	38%	24%	0%

1.	For the period from December 15, 2006 (commencement of operations) to February 28, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all affiliated fund expenses were as follows:

Six Months Ended August 31, 2009	0.91%
Year Ended February 28, 2009	0.96%
Year Ended February 29, 2008	1.38%
Period Ended February 28, 2007	111.19%

6.	The fiscal 2007 total expenses ratio is higher due to the Fund’s limited operating history at February 28, 2007.
See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER TRANSITION 2015 FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Transition 2015 Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek total return until the target retirement date included in its name and then seek income and secondarily capital growth. The Fund is a special type of mutual fund known as a “fund of funds” because it invests in other mutual funds. The Fund normally invests in a portfolio consisting of a target weighted allocation in Class Y shares of other Oppenheimer funds (the “Underlying Funds”). The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.
     To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations. In the absence of a readily available unadjusted quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund’s assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund’s assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.
F12 | OPPENHEIMER TRANSITION 2015 FUND

     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.
     There have been no significant changes to the fair valuation methodologies during the period.
Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
F13 | OPPENHEIMER TRANSITION 2015 FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
During the fiscal year ended February 28, 2009, the Fund did not utilize any capital loss carry-forward to offset capital gains realized in that fiscal year. As of February 28, 2009, the Fund had available for federal income tax purposes post-October losses of $406,930 and unused capital loss carryforward as follows:

Expiring

2017	$456,584
As of August 31, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $3,263,252 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended August 31, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$39,007,844

Gross unrealized appreciation	$1,250,501
Gross unrealized depreciation	(7,106,012)

Net unrealized depreciation	$(5,855,511)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended
F14 | OPPENHEIMER TRANSITION 2015 FUND

August 31, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$68
Payments Made to Retired Trustees	—
Accumulated Liability as of August 31, 2009	306
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend distributions received from the Underlying Funds are recorded on the ex-dividend date. Upon receipt of notification from an Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive earnings on cash balances maintained by the Fund, at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
F15 | OPPENHEIMER TRANSITION 2015 FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended August 31, 2009		Year Ended February 28, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	831,194	$5,069,529	1,538,984	$12,301,753
Dividends and/or distributions reinvested	—	—	12,135	72,085
Redeemed	(242,034)	(1,474,017)	(521,041)	(3,663,180)

Net increase	589,160	$3,595,512	1,030,078	$8,710,658

Class B
Sold	93,300	$564,397	231,776	$1,847,860
Dividends and/or distributions reinvested	—	—	2,115	12,412
Redeemed	(51,536)	(295,884)	(63,212)	(444,555)

Net increase	41,764	$268,513	170,679	$1,415,717

Class C
Sold	353,913	$2,143,688	727,037	$5,237,862
Dividends and/or distributions reinvested	—	—	3,841	22,508
Redeemed	(328,175)	(1,993,612)	(163,996)	(1,255,977)

Net increase	25,738	$150,076	566,882	$4,004,393

F16 | OPPENHEIMER TRANSITION 2015 FUND

	Six Months Ended August 31, 2009		Year Ended February 28, 2009
	Shares	Amount	Shares	Amount

Class N
Sold	494,865	$3,143,193	1,343,471	$11,025,256
Dividends and/or distributions reinvested	—	—	4,767	28,220
Redeemed	(119,722)	(730,598)	(723,594)	(5,697,017)

Net increase	375,143	$2,412,595	624,644	$5,356,459

Class Y
Sold	13,454	$82,891	23,732	$176,942
Dividends and/or distributions reinvested	—	—	138	826
Redeemed	(4,126)	(25,382)	(11,931)	(113,012)

Net increase	9,328	$57,509	11,939	$64,756

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended August 31, 2009, were as follows:

	Purchases	Sales

Investment securities	$11,514,525	$4,935,497
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds and the Fund’s investment in IMMF. The weighted indirect management fees collected from the Underlying Funds and the Fund’s investment in IMMF, as a percent of average daily net assets of the Fund for the six months ended August 31, 2009 was 0.57%.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended August 31, 2009, the Fund paid $37,264 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an
F17 | OPPENHEIMER TRANSITION 2015 FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
annual rate of 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2009 were as follows:

Class B	$45,278
Class C	60,194
Class N	102,083
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor	Distributor

August 31, 2009	$45,197	$—	$6,362	$709	$78
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that as a percentage of average daily net assets they will
F18 | OPPENHEIMER TRANSITION 2015 FUND

not exceed the following annual rates: 1.50%, 2.25%, 2.25%, 1.75% and 1.25%, for Class A, Class B, Class C, Class N and Class Y, respectively. During the six months ended August 31, 2009, the Manager reimbursed the Fund $250, $396, $655 and $166 for the Class A, Class B, Class C and Class N shares, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
During the six months ended August 31, 2009, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$143
Class C	1,907
Class N	817
Class Y	29
5. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through October 16, 2009, the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
6. Pending Litigation
During 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not against the Fund). The lawsuits naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     A lawsuit has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not against the Fund), on behalf of the Oregon College Savings Plan Trust, and other lawsuits have been brought in state court against the Manager and that subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. All of these lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
F19 | OPPENHEIMER TRANSITION 2015 FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Pending Litigation Continued
     Other lawsuits have been filed in 2008 and 2009 in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those lawsuits relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
F20 | OPPENHEIMER TRANSITION 2015 FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s asset allocation team, who provide research, analysis and other advisory services in regard to the Fund’s investments; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
17 | OPPENHEIMER TRANSITION 2015 FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Alan Gilston, Jerry Webman, and Alex Kurinets the portfolio managers for the Fund, and the experience of the portfolio managers and the investment performance of the investment companies in which the Fund may invest (the “Underlying Funds”). The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load mixed-asset target 2015 funds. The Board noted that the Fund’s one-year and since inception performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board noted that the Fund does not pay a direct management fee but that the Fund indirectly bears its share of the management fees of the Underlying Funds. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other mixed-asset target 2015 funds of funds and other passively managed affiliated funds of funds with comparable asset levels and distribution features. The Board noted that the Manager has voluntarily undertaken to limit the total expenses so that the combined direct (fund of funds level) and indirect (Underlying Fund level) expense as a percentage of average daily net assets will
18 | OPPENHEIMER TRANSITION 2015 FUND

not exceed the following annual rates: 1.50% for Class A, 2.25% for Class B, 2.25% for Class C, 1.75% for Class N and 1.25% for Class Y. The Manager may modify or terminate this undertaking at any time without notice to shareholders. The Board noted that the Fund’s total expenses were higher than its peer group median.
     Economies of Scale. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund and the Underlying Funds, and the extent to which those economies of scale would benefit the Fund’s shareholders.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, at meetings in June 2009, the Board, including a majority of the independent Trustees, decided to continue the Agreement for the period through November 30, 2009. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, in light of all of the surrounding circumstances.
19 | OPPENHEIMER TRANSITION 2015 FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund and each underlying fund have adopted Portfolio Proxy Voting Policies and Procedures under which the Fund and each underlying fund votes proxies relating to securities (“portfolio proxies”). A description of the Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund and each underlying fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
20 | OPPENHEIMER TRANSITION 2015 FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Transition 2015 Fund

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 10/09/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 10/09/2009

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 10/09/2009